Condensed Financial Information of Parent Company - Statements of Comprehensive (Loss)/Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating expenses:
General and administrative expenses	¥ (84,154)	$ (13,206)	¥ (111,004)	¥ (153,507)
Total operating expenses	(514,227)	(80,694)	(1,103,077)	(1,336,774)
Loss from operations	44,468	6,977	(407,646)	(584,686)
(Loss)/income before income tax expenses	61,616	9,668	(392,925)	(572,881)
Provision for income taxes	(1,709)	(268)	(1,902)	(1,900)
Net (loss)/income	59,907	9,400	(394,827)	(574,781)
Net (loss)/income attributable to ordinary shareholders	59,907	9,400	(394,827)	(574,781)
Net (loss)/income	59,907	9,400	(394,827)	(574,781)
Other comprehensive income/(loss) —Foreign currency translation adjustment, net of nil tax	(2,237)	(351)	(19,227)	13,165
Comprehensive (loss)/income	57,670	9,049	(414,054)	(561,616)
Parent Company [Member]
Operating expenses:
General and administrative expenses	(12,640)	(1,985)	(12,549)	(11,787)
Total operating expenses	(12,640)	(1,985)	(12,549)	(11,787)
Loss from operations	(12,640)	(1,985)	(12,549)	(11,787)
Interest income	47	7	2,797	6,280
Investment income	0	0	0	87
Other (loss)/income, net	2,149	338	0	(46)
(Loss)/income from subsidiaries and VIEs	70,351	11,040	(385,075)	(569,315)
(Loss)/income before income tax expenses	59,907	9,400	(394,827)	(574,781)
Provision for income taxes	0	0	0	0
Net (loss)/income	59,907	9,400	(394,827)	(574,781)
Net (loss)/income attributable to ordinary shareholders	59,907	9,400	(394,827)	(574,781)
Net (loss)/income	59,907	9,400	(394,827)	(574,781)
Other comprehensive income/(loss) —Foreign currency translation adjustment, net of nil tax	(2,237)	(351)	(19,227)	13,165
Comprehensive (loss)/income	¥ 57,670	$ 9,049	¥ (414,054)	¥ (561,616)